Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Selected Quarterly Financial Data (Unaudited)
Net Revenue	$ 156,241	$ 151,463	$ 136,936	$ 133,306	$ 119,638	$ 122,765	$ 126,622	$ 108,294	$ 83,691	$ 457,250	$ 389,880	$ 541,343	$ 441,372
Operating income	24,155	34,916	4,128	33,773	23,707	(47,680)	33,128	27,726	17,023	92,331	61,608	96,524	30,197
Income (loss) from continuing operations	4,583	9,183	(7,294)	7,780	3,635	(38,967)	9,534	3,949	(341)	23,560	4,121	13,304	(25,825)
Net income (loss)	$ 4,583	$ 9,183	$ (7,294)	$ 7,780	$ 4,194	$ (38,967)	$ 9,534	$ 3,949	$ (341)	$ 23,560	$ 4,680	$ 13,863	$ (25,825)
Earnings (loss) per share from continuing operations-Basic (in dollars per share)	$ 0.05	$ 0.12	$ (0.09)	$ 0.10	$ 0.04					$ 0.28	$ 0.05	$ 0.17	$ (0.40)
Earnings (loss) per share from continuing operations-Diluted (in dollars per share)	0.05	0.12	(0.09)	0.10	0.04					0.27	0.05	0.17	(0.40)
Earnings per share from discontinued operations					0.01						0.01	0.01
Diluted (in dollars per share)					0.01						0.01	0.01
Total earnings (loss) per share - Basic (in dollars per share)	0.05	0.12	(0.09)	0.10	0.05	$ (0.50)	$ 0.12	$ 0.06	$ (0.01)	0.28	0.06	0.18	(0.40)
Total earnings (loss) per share-Diluted (in dollars per share)	$ 0.05	$ 0.12	$ (0.09)	$ 0.10	$ 0.05	$ (0.50)	$ 0.12	$ 0.06	$ (0.01)	$ 0.27	$ 0.06	$ 0.18	$ (0.40)